Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of changes in the allowance for doubtful accounts

The following table details the changes in the allowance for doubtful accounts:

(in thousands)	2020	2019	2018
Allowance as of January 1,	$408	$529	$579
Provision for doubtful accounts	58	—	—
Write-offs of uncollectible receivables	—	(121)	(50)
Allowance as of December 31,	$466	$408	$529

Schedule of estimated lives of property and equipment

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Asset Classification	Estimated Used Life
Leasehold improvements	The shorter of the life of lease or asset life, 5 – 15 years
Furniture and equipment	5 – 7 years
Computer hardware	3 – 5 years
Computer software	3 – 5 years

Schedule of estimated useful life of other intangible assets

Following is a summary of the range of estimated useful life of other intangible assets:

Asset Classification	Range of Estimated Useful Life
Client relationships	10 to 15 years
Provider Network	15 years
Technology	5 years
Trade Names	10 years to indefinite

Schedule of revenues disaggregated by services and contract types

The following table presents revenues disaggregated by services and contract types:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues
Network Services	$271,262	$314,510	$363,510
PSAV	208,276	249,095	289,874
PEPM	55,301	56,841	60,950
Other	7,685	8,574	12,686
Analytic-Based Services	564,661	561,525	584,998
PSAV	560,981	560,675	584,453
PEPM	3,680	850	545
Payment Integrity Services	101,840	106,866	92,375
PSAV	101,753	106,782	92,223
PEPM	87	84	152
Total Revenues	$937,763	$982,901	$1,040,883